Property, Plant and Equipment - Summary of Assets Used by the Company (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	$ 283,694	$ 9,484	$ 287,605	$ 288,914
Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	7,324
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	$ 276,370